Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segments and Geographic Information [Abstract]
Components of Revenues
	For the years ended December 31,
	2013	2014	2015
Revenues:
Internet services	$669,817	$1,367,618	$1,680,355
Smart hardware and IOT devices	-	-	58,423
Others	1,271	23,042	65,805
	671,088	1,390,660	1,804,583
Cost of revenues:
Internet services	(87,334)	(290,076)	(332,858)
Smart hardware and IOT devices	-	-	(51,498)
Others	(504)	(15,386)	(39,401)
	(87,838)	(305,462)	(423,757)
Gross profit:
Internet services	582,483	1,077,542	1,347,497
Smart hardware and IOT devices	-	-	6,925
Others	767	7,656	26,404
	583,250	1,085,198	1,380,826
Operating expenses:
Product development	(255,248)	(406,250)	(495,964)
Selling and marketing	(110,104)	(333,701)	(483,615)
General and administrative	(117,148)	(94,260)	(161,363)
Total operating expenses	(482,500)	(834,211)	(1,140,942)
Subsidy income	2,349	8,506	20,647
Income from operations	$103,099	$259,493	$260,531